Related parties (Details Text) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about Related Parties
Effective equity interest	50.00%	50.00%
Goodwood Ship Management Pte. Ltd. [Member]
Disclosure of information about Related Parties
Effective equity interest	50.00%
Technical management fees	$ 3,031	$ 2,234	$ 1,943